Available-for-Sale Financial Investments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Summary of Details Available-for-Sale Financial Investments

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Rocket Internet	12,848	10,058
iflix Limited, or iflix	1,841	686
Club shares	239	208
Matrixx	237	237
Beacon (Note 10)	—	1,000
	15,165	12,189

Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Details on Investment in Rocket

Further details on investment in Rocket Internet for the years ended December 31, 2017, 2016 and 2015 and as at December 31, 2017 and 2016 are as follows:

	2017	2016	2015
Total market value as at beginning of the year (in million pesos)	10,058	14,587	27,855
Closing price per share at end of the year (in Euros)	21.13	19.13	28.24
Total market value as at end of the year (in million Euros)	213	193	285
Total market value as at end of the year (in million pesos)	12,848	10,058	14,587
Net gains (losses) from changes in fair value recognized during the year (in million pesos)	2,790	(4,529)	(13,268)
Recognized in profit or loss (in million pesos)	(540)	(5,381)	(5,124)
Recognized in other comprehensive income (in million pesos)	3,330	852	(8,144)

	2017	2016
	(in million pesos)
Acquisition cost including capitalized cost	19,711	19,711
Fair value adjustment in other comprehensive income	4,182	852
Cumulative impairment charges	(11,045)	(10,505)
Balance at end of the year	12,848	10,058